Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Share Capital [Member]	Contributed Surplus [Member]	Accumulated Other Comprehensive Income [Member]	Deficit [Member]	Attributable to Shareholders of the Parent Company [Member]	Non-Controlling Interest [Member]
Beginning Balance at Aug. 31, 2015	$ 473,346	$ 681,762	$ 23,646	$ (185,872)	$ (104,570)	$ 414,966	$ 58,380
Beginning Balance (Shares) at Aug. 31, 2015	76,894,302
Statement [Line Items]
Share based compensation	$ 357		357			357
Share issuance - financing	$ 33,000	33,000				33,000
Share issuance - financing (Shares)	11,000,000
Share issuance costs	$ (2,959)	(2,959)				(2,959)
Shares issued for loan facilities	$ 2,384	2,384				2,384
Shares issued for loan facilities (Shares)	960,476
Transactions with non-controlling interest	$ 3	3				3
Transactions with non-controlling interest (Shares)	2,250
Foreign currency translation adjustment	$ (50,030)			(46,307)		(46,307)	(3,725)
Tax impact from Waterberg and other equity transactions	0
Net loss for the year	(36,651)				(20,675)	(20,675)	(15,976)
Ending Balance at Aug. 31, 2016	$ 419,448	714,190	24,003	(232,179)	(125,245)	380,769	38,679
Ending Balance (Shares) at Aug. 31, 2016	88,857,028
Statement [Line Items]
Share based compensation	$ 1,867		1,867			1,867
Share issuance - financing	$ 88,774	88,774				88,774
Share issuance - financing (Shares)	57,313,750
Share issuance costs	$ (7,210)	(7,210)				(7,210)
Shares issued on conversion of convertible note	$ 12	12				12
Shares issued on conversion of convertible note (Shares)	13,190
Shares issued for loan facilities	$ 5,128	5,128				5,128
Shares issued for loan facilities (Shares)	2,285,409
Transactions with non-controlling interest					43	43	(43)
Foreign currency translation adjustment	$ 59,086			61,671		61,671	(2,588)
Tax impact from Waterberg and other equity transactions	0
Net loss for the year	(590,371)				(542,415)	(542,415)	(47,956)
Ending Balance at Aug. 31, 2017	$ (23,266)	800,894	25,870	(170,505)	(667,617)	(11,358)	(11,908)
Ending Balance (Shares) at Aug. 31, 2017	148,469,377
Statement [Line Items]
Share based compensation	$ 80		80			80
Shares issued for interest on convertible note	$ 1,416	1,416				1,416
Shares issued for interest on convertible note (Shares)	10,019,872
Units issued - financing	$ 18,557	18,557				18,557
Units issued - financing (Shares)	132,544,861
Unit issuance costs	$ (2,413)	(2,413)				(2,413)
Non-controlling interest impact of the sale of Maseve				(11,114)	(7,690)	(18,804)	18,804
Equity impact from partial sale of Waterberg	16,134				14,172	14,172	1,962
Contributions of Waterberg JV Co	4,636						4,636
Foreign currency translation adjustment	6,350			6,350		6,350
Tax impact from Waterberg and other equity transactions	(15,527)			15,527	(15,527)
Net loss for the year	(41,024)				(38,682)	(38,682)	(2,342)
Ending Balance at Aug. 31, 2018	$ (19,530)	$ 818,454	$ 25,950	$ (159,742)	$ (715,344)	$ (30,682)	$ 11,152
Ending Balance (Shares) at Aug. 31, 2018	291,034,110